SUPPLEMENTARY BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure Text Block Supplement [Abstract]
SUPPLEMENTARY BALANCE SHEET INFORMATION
NOTE 9 - SUPPLEMENTARY BALANCE SHEET INFORMATION:

a.	Cash, cash equivalents and short-term bank deposits:

	December 31,
	2 0 2 5	2 0 2 4
	U.S. dollars in
	thousands

Cash	$3,143	$2,960
Cash equivalents*	4,973	1,492
Total cash and cash equivalents	$8,116	$4,452

Short-term bank deposits*	$5,237	$11,108

* The average interest rate on short-term deposits (including short-term deposits classified among cash equivalents) is 4.01% and 5.09%, as of December 31, 2025 and 2024, respectively.

b.	Other current assets:

	December 31,
	2 0 2 5	2 0 2 4
	U.S. dollars in
	thousands

Government institutions	$314	$135
Employees	2	10
Interest receivable	84	258
Sundry	86	90
	$486	$493

c.	Other current liabilities and accruals:

	December 31,
	2 0 2 5	2 0 2 4
	U.S. dollars in
	thousands

Payroll and related expenses	$628	$801
Government institutions	124	194
Accrued vacation pay	130	77
Accrued expenses and sundry	552	397
	$1,434	$1,469